INCOME TAXES (Details) (USD $)	0 Months Ended	12 Months Ended
	Aug. 03, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes
Total income taxes expenses/(benefits)		$ 1,322,368	$ 473,542	$ 91,053
Tax rate (as a percent)		25.00%	25.00%	25.00%
Deferred tax assets
Allowance for doubtful accounts		177,225	218,016
Accrued Payroll		143,474	105,718
Advertisement Fee		1,029
Impairment of production Cost		330,061
Net operating losses carry forwards		393,366
Less: valuation allowance		(74,472)	(308,037)
Total current deferred tax assets		970,683	15,697
Property and equipment		16,800	31,560
ADR reimbursement		231,288	317,003
Net operating loss carry forwards		2,774,644	2,373,502
Less: valuation allowance		(2,711,630)	(2,401,395)
Total non-current deferred tax assets		311,102	320,670
Deferred tax liabilities
Acquired intangible assets		211,203	413,219
Total non-current deferred tax liabilities		211,203	413,219
Xi'an Huitong
Income taxes
Preferential tax rate (as a percent)		0.15
PRC
Income taxes
Current income taxes expenses/(benefits)		2,279,819	462,022	64,453
Deferred income taxes expenses/(benefits)		(1,110,762)	(88,364)	(65,366)
Tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
PRC | Group's entities operating in the PRC
Income taxes
Tax rate (as a percent)	25.00%
Hong Kong
Income taxes
Current income taxes expenses/(benefits)		$ 153,311	$ 99,884	$ 91,966
Tax rate (as a percent)		16.50%	16.50%	16.50%